                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number: _______
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Temasek Holdings (Private) Limited
Address: 60B Orchard Road #06-18 Tower 2
         The Atrium@Orchard
         Singapore 238891

Form 13F File Number: 28-13088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lena Chia Yue Joo
Title:   Authorized Signatory
Phone:   +65 6828 6968

Signature, Place, and Date of Signing:

  /s/ Lena Chia Yue Joo            Singapore               November 14, 2011
-------------------------   ------------------------   -------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   10
Form 13F Information Table Entry Total:              95
                                            -----------
Form 13F Information Table Value Total:       1,484,371
                                            -----------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name
-----     --------------------     --------------------------------------------
1         28-13096                 Baytree Investments (Mauritius) Pte Ltd

2         28-14160                 Dunearn Investments (Mauritius) Pte Ltd

3         28-14161                 Lionfish Investments Pte. Ltd.

4         28-14159                 Mantaray Investments (Mauritius) Pte. Ltd.

5         28-14164                 Marina Capital Pte. Ltd.

6         28-14158                 Northbrooks Investments (Mauritius) Pte Ltd

7         28-14162                 Seatown Holdings Pte. Ltd.

8         28-13095                 Seletar Investments Pte Ltd

9         28-14163                 Tembusu Capital Pte. Ltd.

10        28-13090                 Temasek Capital (Private) Limited

                               FORM 13F INFORMATION TABLE

          COLUMN 1           COLUMN 2  COLUMN 3  COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
--------------------------- --------- --------- ---------- ----------------------- ----------- -------- ---------------------------
                             TITLE OF              VALUE       SHRS OR    SH/ PUT/ INVESTMENT   OTHER         VOTING AUTHORITY
      NAME OF ISSUER          CLASS     CUSIP    (X$1000)      PRN AMT    PRN CALL DISCRETION  MANAGERS     SOLE      SHARED  NONE
--------------------------- --------- --------- ---------- -------------- --- ---- ----------- -------- ------------ -------- -----
3M CO                          COM    88579Y101        230        3,210    SH        DEFINED                   3,210
AETNA INC NEW                  COM    00817Y108        548       15,077    SH        DEFINED                  15,077
ALEXION PHARMACEUTICALS INC    COM    015351109        620        9,685    SH        DEFINED                   9,685
ALTRIA GROUP INC               COM    02209S103        322       12,010    SH        DEFINED                  12,010
AMAZON COM INC                 COM    023135106        719        3,324    SH        DEFINED                   3,324
AMERICAN ELEC PWR INC          COM    025537101        383       10,064    SH        DEFINED                  10,064
AMERICAN EXPRESS CO            COM    025816109        481       10,707    SH        DEFINED                  10,707
AMERIGROUP CORP                COM    03073T102        472       12,110    SH        DEFINED                  12,110
AMYRIS INC                     COM    03236M101     55,177    2,724,766    SH        DEFINED               2,724,766
APACHE CORP                    COM    037411105        505        6,298    SH        DEFINED                   6,298
APPLE INC                      COM    037833100      1,703        4,466    SH        DEFINED                   4,466
AT&T INC                       COM    00206R102        576       20,212    SH        DEFINED                  20,212
AUTOMATIC DATA PROCESSING
IN                             COM    053015103        494       10,486    SH        DEFINED                  10,486
AVAGO TECHNOLOGIES LTD         SHS    Y0486S104    144,690    4,415,312    SH        DEFINED       8,10    4,415,312
BALL CORP                      COM    058498106        512       16,514    SH        DEFINED                  16,514
BERKSHIRE HATHAWAY INC
DEL                          CL B NEW 084670702        361        5,086    SH        DEFINED                   5,086
BROADCOM CORP                  CL A   111320107        571       17,162    SH        DEFINED                  17,162
BROWN FORMAN CORP              CL B   115637209        537        7,649    SH        DEFINED                   7,649
BRUKER CORP                    COM    116794108        851       62,878    SH        DEFINED                  62,878
CATERPILLAR INC DEL            COM    149123101        520        7,040    SH        DEFINED                   7,040
CBS CORP NEW                   CL B   124857202        347       17,010    SH        DEFINED                  17,010
CELANESE CORP DEL           COM SER A 150870103        592       18,186    SH        DEFINED                  18,186
CERNER CORP                    COM    156782104        617        9,010    SH        DEFINED                   9,010
CHUBB CORP                     COM    171232101        474        7,906    SH        DEFINED                   7,906
CIMAREX ENERGY CO              COM    171798101        435        7,804    SH        DEFINED                   7,804
CISCO SYS INC                  COM    17275R102        353       22,781    SH        DEFINED                  22,781


          COLUMN 1           COLUMN 2  COLUMN 3  COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7           COLUMN 8
--------------------------- --------- --------- ---------- ----------------------- ----------- -------- ---------------------------
                             TITLE OF              VALUE       SHRS OR    SH/ PUT/ INVESTMENT   OTHER         VOTING AUTHORITY
      NAME OF ISSUER          CLASS     CUSIP    (X$1000)      PRN AMT    PRN CALL DISCRETION  MANAGERS     SOLE      SHARED  NONE
--------------------------- --------- --------- ---------- -------------- --- ---- ----------- -------- ------------ -------- -----
CITRIX SYS INC                 COM    177376100        338        6,198    SH        DEFINED                   6,198
COCA COLA CO                   COM    191216100        651        9,639    SH        DEFINED                   9,639
COMCAST CORP NEW               CL A   20030N101        382       18,251    SH        DEFINED                  18,251
CONOCOPHILLIPS                 COM    20825C104        582        9,191    SH        DEFINED                   9,191
COVIDIEN PLC                   SHS    G2554F113        412        9,345    SH        DEFINED                   9,345
CVS CAREMARK CORPORATION       COM    126650100        459       13,658    SH        DEFINED                  13,658
DANAHER CORP DEL               COM    235851102        595       14,190    SH        DEFINED                  14,190
DIRECTV                      COM CL A 25490A101        480       11,344    SH        DEFINED                  11,344
DR PEPPER SNAPPLE GROUP INC    COM    26138E109        389       10,031    SH        DEFINED                  10,031
EBAY INC                       COM    278642103        356       12,056    SH        DEFINED                  12,056
EDISON INTL                    COM    281020107        383       10,005    SH        DEFINED                  10,005
EQT CORP                       COM    26884L109        636       11,916    SH        DEFINED                  11,916
EXXON MOBIL CORP               COM    30231G102        594        8,184    SH        DEFINED                   8,184
GENERAL DYNAMICS CORP          COM    369550108        294        5,160    SH        DEFINED                   5,160
GENERAL ELECTRIC CO            COM    369604103        710       46,628    SH        DEFINED                  46,628
GLOBAL CROSSING LTD          SHS NEW  G3921A175 1,131,958* 47,342,431**    SH        DEFINED            47,342,431**
GOOGLE INC                     CL A   38259P508        880        1,708    SH        DEFINED                   1,708
HALLIBURTON CO                 COM    406216101        243        7,959    SH        DEFINED                   7,959
HONEYWELL INTL INC             COM    438516106        586       13,340    SH        DEFINED                  13,340
INTEL CORP                     COM    458140100        443       20,761    SH        DEFINED                  20,761
INTERNATIONAL BUSINESS
MACHS                          COM    459200101        981        5,608    SH        DEFINED                   5,608
ISOFTSTONE HLDGS LTD        SPONSORED
                               ADS    46489B108      9,985    1,538,461    SH        DEFINED     2,8,10    1,538,461
JPMORGAN CHASE & CO            COM    46625H100        501       16,630    SH        DEFINED                  16,630
KOSMOS ENERGY LTD              SHS    G5315B107      7,919      676,264    SH        DEFINED   2,6,8,10      676,264
MASTERCARD INC                 CL A   57636Q104        513        1,616    SH        DEFINED                   1,616
MCDONALDS CORP                 COM    580135101        456        5,193    SH        DEFINED                   5,193
MCKESSON CORP                  COM    58155Q103        520        7,155    SH        DEFINED                   7,155
MEAD JOHNSON NUTRITION CO      COM    582839106        345        5,009    SH        DEFINED                   5,009
MERCK & CO INC NEW             COM    58933Y105        697       21,311    SH        DEFINED                  21,311

          COLUMN 1           COLUMN 2  COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7           COLUMN 8
--------------------------- --------- --------- ---------- ----------------------- ----------- -------- ---------------------------
                             TITLE OF              VALUE       SHRS OR    SH/ PUT/ INVESTMENT   OTHER         VOTING AUTHORITY
      NAME OF ISSUER          CLASS     CUSIP    (X$1000)      PRN AMT    PRN CALL DISCRETION  MANAGERS     SOLE      SHARED  NONE
--------------------------- --------- --------- ---------- -------------- --- ---- ----------- -------- ------------ -------- -----
MICROSOFT CORP                 COM    594918104        638       25,639    SH        DEFINED                  25,639
MINDRAY MEDICAL INTL LTD     SPON ADR 602675100      5,307      224,777    SH        DEFINED   1,2,8,10      224,777
MONSANTO CO NEW                COM    61166W101        393        6,544    SH        DEFINED                   6,544
MOSAIC CO NEW                  COM    61945C103      5,290      108,026    SH        DEFINED  3,4,5,7,9      108,026
MSCI INC                       CL A   55354G100        314       10,367    SH        DEFINED                  10,367
NASDAQ OMX GROUP INC           COM    631103108        644       27,844    SH        DEFINED                  27,844
NATIONAL OILWELL VARCO INC     COM    637071101        228        4,450    SH        DEFINED                   4,450
NORFOLK SOUTHERN CORP          COM    655844108        502        8,225    SH        DEFINED                   8,225
ORACLE CORP                    COM    68389X105        620       21,567    SH        DEFINED                  21,567
PATRIOT COAL CORP              COM    70336T104        258       30,470    SH        DEFINED                  30,470
PEABODY ENERGY CORP            COM    704549104        270        7,979    SH        DEFINED                   7,979
PEPSICO INC                    COM    713448108        405        6,535    SH        DEFINED                   6,535
PETROLEO BRASILEIRO SA        SP ADR
PETRO                        NON VTG  71654V101     68,192    3,291,131    SH        DEFINED   1,2,8,10    3,291,131
PHARMATHENE INC                COM    71714G102        106       60,150    SH        DEFINED                  60,150
PHILIP MORRIS INTL INC         COM    718172109        538        8,631    SH        DEFINED                   8,631
PROCTER & GAMBLE CO            COM    742718109        656       10,380    SH        DEFINED                  10,380
PROGRESSIVE CORP OHIO          COM    743315103        373       21,025    SH        DEFINED                  21,025
QUALCOMM INC                   COM    747525103        544       11,194    SH        DEFINED                  11,194
SALESFORCE COM INC             COM    79466L302        274        2,401    SH        DEFINED                   2,401
SCHLUMBERGER LTD               COM    806857108        263        4,397    SH        DEFINED                   4,397
SCHWAB CHARLES CORP NEW        COM    808513105        354       31,421    SH        DEFINED                  31,421
SEADRILL LIMITED               SHS    G7945E105     14,239      517,213    SH        DEFINED  3,4,5,7,9      517,213
SPECTRA ENERGY CORP            COM    847560109        417       16,991    SH        DEFINED                  16,991
STARBUCKS CORP                 COM    855244109        608       16,297    SH        DEFINED                  16,297
STARWOOD HOTELS&RESORTS
WRLD                           COM    85590A401        338        8,696    SH        DEFINED                   8,696

          COLUMN 1           COLUMN 2  COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7           COLUMN 8
--------------------------- --------- --------- ---------- ----------------------- ----------- -------- ---------------------------
                             TITLE OF              VALUE       SHRS OR    SH/ PUT/ INVESTMENT   OTHER         VOTING AUTHORITY
      NAME OF ISSUER          CLASS     CUSIP    (X$1000)      PRN AMT    PRN CALL DISCRETION  MANAGERS     SOLE      SHARED  NONE
--------------------------- --------- --------- ---------- -------------- --- ---- ----------- -------- ------------ -------- -----
SUNTRUST BKS INC               COM    867914103        643       35,805    SH        DEFINED                  35,805
TARGET CORP                    COM    87612E106        314        6,408    SH        DEFINED                   6,408
TIME WARNER CABLE INC          COM    88732J207        299        4,771    SH        DEFINED                   4,771
UNION PAC CORP                 COM    907818108        509        6,227    SH        DEFINED                   6,227
UNITED PARCEL SERVICE INC      CL B   911312106        276        4,372    SH        DEFINED                   4,372
UNITEDHEALTH GROUP INC         COM    91324P102        482       10,459    SH        DEFINED                  10,459
US BANCORP DEL               COM NEW  902973304        220        9,344    SH        DEFINED                   9,344
VERIFONE SYS INC               COM    92342Y109        360       10,274    SH        DEFINED                  10,274
VERIZON COMMUNICATIONS INC     COM    92343V104        418       11,358    SH        DEFINED                  11,358
VIACOM INC NEW                 CL B   92553P201        296        7,633    SH        DEFINED                   7,633
VMWARE INC                   CL A COM 928563402        320        3,981    SH        DEFINED                   3,981
WAL MART STORES INC            COM    931142103        609       11,727    SH        DEFINED                  11,727
WATSON PHARMACEUTICALS INC     COM    942683103        482        7,055    SH        DEFINED                   7,055
WILLIAMS COS INC DEL           COM    969457100        626       25,711    SH        DEFINED                  25,711
YUM BRANDS INC                 COM    988498101        373        7,551    SH        DEFINED                   7,551

* Includes US$430,380,000 representing the value of 18,000,000 common shares issuable upon conversion of senior preferred shares.
** Includes 18,000,000 common shares issuable upon conversion of senior preferred shares.